Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Taxes [Line Items]
Net decrease in valuation allowances	$ 3,905	$ 16,078
Tax credits, net capital and operating loss carryforwards	756,414	829,260
Tax credits, net capital and operating loss carryforwards having expiration date	$ 170,430	$ 245,843
Tax Credit net capital and operating loss Carryforwards Expiration Dates	Through 2041 for $170,430 tax credit, net capital and operating loss carryforwards	Through 2040 for $245,843 tax credit, net capital and operating loss carryforwards
Gross unrecognized tax benefits	$ 195,196	$ 168,186	$ 169,322	$ 187,646
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	25,011	15,812
Tax benefit recognized in the statements of income, net of interest and penalty reversals	9,199	15,396
Tax benefit related to the release of withholding and income tax reserves for unremitting earnings	28,795	$ 28,795
Maximum [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefits within next 12 months due to lapse of statutes of limitations	$ 3,559
GUERNSEY
Income Taxes [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 53,925	$ 58,336